SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS
SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ in thousands)			Additions
Description	Balance as of beginning of period	Cumulative effect of change in accounting principle (1)	Charged to costs and expenses	Other additions	Deductions	Balance as of end of period

Year ended December 31, 2020
Allowance for credit losses on fixed income securities	$—	$—	$255	$—	$255	$—
Allowance for credit losses on mortgage loans	—	6,129	9,691	—	4,727	11,093
Allowance for credit losses on reinsurance recoverables	34	621	—	—	31	624
Allowance for credit losses on other assets	4,259	—	—	—	129	4,130
Allowance for credit losses on commitments to fund mortgage loans	—	97	—	—	97	—

Year ended December 31, 2019
Allowance for reinsurance recoverables	$—		$34	$—	$—	$34
Allowance for estimated losses on mortgage loans	—		—	—	—	—

Year ended December 31, 2018
Allowance for estimated losses on mortgage loans	$—		$—	$—	$—	$—
(1)Effective January 1, 2020, the Company adopted the measurement of credit losses on financial instruments accounting standard that primarily affected mortgage loans and reinsurance recoverables.